Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$300,487.63

Principal:
Principal Collections	$5,360,086.97
Prepayments in Full	$1,677,586.27
Liquidation Proceeds	$50,891.92
Recoveries	$44,792.22
Sub Total	$7,133,357.38
Collections	$7,433,845.01

Purchase Amounts:
Purchase Amounts Related to Principal	$90,232.24
Purchase Amounts Related to Interest	$388.65
Sub Total	$90,620.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$7,524,465.90

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$7,524,465.90
Servicing Fee	$66,670.69	$66,670.69	$0.00	$0.00	$7,457,795.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$7,457,795.21
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$7,457,795.21
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$7,457,795.21
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$7,457,795.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,457,795.21
Interest - Class B Notes	$74,348.92	$74,348.92	$0.00	$0.00	$7,383,446.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,383,446.29
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$7,326,022.96
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,326,022.96
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$7,253,797.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$7,253,797.96
Regular Principal Payment	$6,441,568.19	$6,441,568.19	$0.00	$0.00	$812,229.77
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$812,229.77
Residuel Released to Depositor	$0.00	$812,229.77	$0.00	$0.00	$0.00
Total		$7,524,465.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$6,441,568.19
Total					$6,441,568.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$6,441,568.19	$200.98	$74,348.92	$2.32	$6,515,917.11	$203.30
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$6,441,568.19	$5.91	$203,997.25	$0.19	$6,645,565.44	$6.10

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$30,450,070.08	0.9500802	$24,008,501.89	0.7490952
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$73,250,070.08	0.0671865	$66,808,501.89	0.0612781

Pool Information
Weighted Average APR	4.586%	4.618%
Weighted Average Remaining Term	17.35	16.67
Number of Receivables Outstanding	12,335	11,839
Pool Balance	$80,004,823.97	$72,797,760.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$73,250,070.08	$66,808,501.89
Pool Factor	0.0666707	0.0606648

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$5,989,258.79
Targeted Overcollateralization Amount	$5,989,258.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,989,258.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	50

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		43	$28,265.89
(Recoveries)		117	$44,792.22
Net Losses for Current Collection Period			$(16,526.33)
Cumulative Net Losses Last Collection Period			$8,770,493.90
Cumulative Net Losses for all Collection Periods			$8,753,967.57

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.25)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.53%	314	$2,570,877.40
61-90 Days Delinquent	0.38%	31	$278,675.93
91-120 Days Delinquent	0.08%	5	$60,099.98
Over 120 Days Delinquent	1.15%	73	$834,557.86
Total Delinquent Receivables	5.14%	423	$3,744,211.17

Repossession Inventory:
Repossessed in the Current Collection Period		3	$38,378.12
Total Repossessed Inventory		8	$111,653.59

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7698%
Preceding Collection Period			(0.4789)%
Current Collection Period			(0.2596)%
Three Month Average			0.0105%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7506%
Preceding Collection Period			0.8999%
Current Collection Period			0.9207%
Three Month Average			0.8571%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer